Fees Summary	Mar. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000
Previously Paid Amount	0.00
Total Fee Amount	38.28
Total Offset Amount	0.00
Net Fee	38.28
Narrative - Max Aggregate Offering Price	$ 250,000
Final Prospectus	true